FRANKLIN TEMPLETON INVESTMENTS
                             One Franklin Parkway
                              San Mateo, CA 94403

                                                              Karen L. Skidmore
                                                      ASSOCIATE GENERAL COUNSEL
                                                      Telephone: (650) 312-5651
                                                      Facsimile: (650) 525-7141


December 3, 2003

Filed Via EDGAR (CIK #0001124459)
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

      Re:  FRANKLIN GLOBAL TRUST ("Trust"); File Nos. 333-46996 and 811-10157

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that each form of Prospectus and Statement of Additional Information for the Trust that would have been filed under Rule 497(c) does not differ from those contained in Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A (the "Post-Effective Amendment"), which was filed electronically with the Securities and Exchange Commission on November 26, 2003.
Sincerely,

FRANKLIN GLOBAL TRUST


/s/ KAREN L. SKIDMORE
Karen L. Skidmore
Assistant Vice President
Franklin Global Trust
and Associate General Counsel
Franklin Resources, Inc.